Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment, net

Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of estimated useful lives of intangible assets, net

Useful Life
Non-compete agreements	6 years

Schedule of disaggregation of revenue

	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	RMB	USD
Central processing advertising algorithm services	446,607,076	569,906,586	541,487,420	75,327,948
Mobile games	1,205,235	-	-	-
Sales of intelligent chips	138,247,781	10,109,828	-	-
Total revenues	586,060,092	580,016,414	541,487,420	75,327,948

Schedule of revenue by timing of transfer of goods or services

	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	RMB	USD
Goods and services transferred at a point in time	586,060,092	580,016,414	414,763,523	57,699,003
Services transferred over time	-	-	126,723,897	17,628,945
Total revenues	586,060,092	580,016,414	541,487,420	75,327,948

Schedule of revenue by geographic locations

	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	RMB	USD
Mainland PRC revenues	448,978,186	540,294,309	414,763,523	57,699,003
Hong Kong revenues	-	29,612,277	126,723,897	17,628,945
International revenues	137,081,906	10,109,828	-	-
Total revenues	586,060,092	580,016,414	541,487,420	75,327,948

Schedule of noncontrolling interests

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Shanghai Weimu	3,065,579	4,495,040	625,318
Viwo Tech	741,356	13,092,921	1,821,396
Vize Technology Limited	(9,073)	-	-
Total noncontrolling interests	3,797,862	17,587,961	2,446,714